Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Erroneous Compensation Analysis
2024 Compensation Analysis – Summary

In early
2024
, the Committee engaged Willis Towers to conduct a comprehensive review and assessment of executive compensation, non-union
employee compensation, employee benefits, and Directors’ compensation (the “2024 Compensation Analysis”) in the context of market practices and our compensation philosophy. The Committee used the 2024 Compensation Analysis as a baseline benchmark to set 2025 compensation, and will continue to do so in future years until the next comprehensive analysis is completed, which is expected in 2029, with updates as needed or requested.